Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	488,290
Proposed Maximum Offering Price per Unit	3.2150
Maximum Aggregate Offering Price	$ 1,569,852.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 216.80
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on May 29, 2026. Consists of (i) up to 85,202 shares of common stock and (ii) up to 403,088 shares of common stock issuable upon exercise of pre-funded warrants, all of which were issued in connection with a private placement transaction completed on May 11, 2026, pursuant to a securities purchase agreement, dated as of May 8, 2026, and which shares are offered for resale by the selling stockholders named in the prospectus.